Page 1
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-4204
                                                --------

     PC&J  Preservation  Fund
     ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:          937-223-0600
                                                                  ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:  June  30,  2005
                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.












PC&J  PRESERVATION
FUND

Semi-Annual  Report  to  Shareholders
June  30,  2005






















The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

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
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PC&J  PRESERVATION  FUND
------------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2004, 2003, 2002, and 2001 has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2005 has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.





Selected Data for Each Share of Capital       2005
Stock Outstanding Throughout the Period   (Undaudited)     2004      2003      2002      2001
NET ASSET VALUE-BEGINNING OF PERIOD. . .  $      10.74   $ 10.88   $ 11.06   $ 10.96   $ 10.88

Income from investment operations:
   Net investment income . . . . . . . .          0.22      0.44      0.47      0.54      0.62
   Net realized and unrealized
     gain (loss) on securities . . . . .         (0.02)    (0.14)    (0.18)     0.11      0.06
TOTAL FROM INVESTMENT OPERATIONS . . . .          0.20      0.30      0.29      0.65      0.68

Less distributions:
   From net investment income. . . . . .         (0.00)    (0.44)    (0.47)    (0.55)    (0.60)
   From net realized gain
          on investments . . . . . . . .         (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
        From return of capital
TOTAL DISTRIBUTIONS. . . . . . . . . . .         (0.00)    (0.44)    (0.47)    (0.55)    (0.60)

NET ASSET VALUE-END OF PERIOD. . . . . .  $      10.94   $ 10.74   $ 10.88   $ 11.06   $ 10.96

TOTAL RETURN . . . . . . . . . . . . . .          1.86%     2.72%     2.63%     5.98%     6.25%

RATIOS TO AVERAGE NET ASSETS
   Expenses. . . . . . . . . . . . . . .        1.09%*      1.02%     1.00%     1.00%     1.00%
   Net investment income . . . . . . . .        3.93%*      3.83%     4.19%     4.64%     5.31%

Portfolio turnover rate. . . . . . . . .       10.86%*     37.75%    30.80%    53.92%    46.56%

Net assets at end of period (000's). . .  $     17,190   $17,328   $18,081   $18,647   $18,440

*Annualized
See  notes  to  financial  statements.

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PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2005
(UNAUDITED)




                                                         PERCENT
                                                         OF NET     PRINCIPAL   MARKET
SECURITY                                                 ASSETS       AMOUNT    VALUE
-----------------------------------------------------  -----------  ----------  ------

U.S. GOVERNMENT AND AGENCY STEP-UP OBLIGATIONS:

Maturity of 1 - 5  years: . . . . . . . . . . . . . .         4.4%
 Federal National Mortgage Assn. Note,
   3.000%, due 02-26-10 . . . . . . . . . .         . . . . .  $  765,000   $  760,697

Maturity of 5 - 10  years:. . . . . . . . . . . . . .        21.7
 Federal Home Loan Banks,
   3.000%, due 10-28-11 . . . . . . . . . . . . . . .             800,000      797,250
 Federal Home Loan Banks,
   4.000%, due 07-30-13 . . . . . . . . . . . . . . .             700,000      700,219
 Federal Home Loan Mortgage Corp.,
   4.000%, due 01-27-15 . . . . . . . . . . . . .         . .   1,230,000    1,232,015
 Federal National Mortgage Assn. Note,
   4.000%, due 02-25-15 . . . . . . . . . . . . .         . .   1,000,000    1,000,000

                                                                            3,729,484

Maturity of 10 - 20 years:. . . . . . . . . . . . . .        27.2
 Federal Home Loan Banks,
   4.250%, due 06-04-18 . . . . . . . . . . .         . . . .   2,000,000    1,996,250
 Federal Home Loan Banks,
   4.250%, due 07-16-18 . . . . . . . . . . . . . . .             500,000      488,437
 Federal Home Loan Mortgage Corp.,
   5.125%, due 08-15-18 . . . . . . . . . . . .         . . .     390,000      390,642
 Federal Home Loan Mortgage Corp.,
   4.999%, due 09-21-18 . . . . . . . . . . . .         . . .     750,000      750,104
 Federal National Mortgage Assn. Note,
   5.000%, due 09-17-19 . . . . . . . . . . . .         . . .     300,000      300,000
 Federal Home Loan Mortgage Corp.,
   5.000%, due 10-28-19 . . . . . . . . . . . . .         . .     750,000      750,400

                                                                            4,675,833



TOTAL U.S. GOVERNMENT AND AGENCY STEP-UP OBLIGATIONS
 (Cost $9,178,476). . . . . . . . . . . . . . . . . .        53.3            9,166,014




U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year: . . . . . . . . . . . .         2.5
 General Motors Acceptance Corp.,
   6.625%, due 10-15-05 . . . . . . . . . . . . . . .            425,000      427,033


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Continued)
JUNE  30,  2005
(UNAUDITED)



                                            PERCENT
                                            OF NET     PRINCIPAL   MARKET
SECURITY                                    ASSETS       AMOUNT    VALUE
----------------------------------------  -----------  ----------  ------

Maturity of 10 - 25 years: . . . . . . .         8.2%
 Int'l Bank Reconstruction & Dev.,
   7.000%, due 08-13-18. . . . . . . . .          $  850,000   $  845,750
 Household Finance Corp.,
   7.750%, due 04-15-22. . . . . . .         . .     300,000      311,475
 Bank of America Corp.,
   7.000%, due 06-15-26. . . .         . . . . .     250,000      254,723

                                                               1,411,948


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $1,866,149) . . . . . . . . . . .        10.7            1,838,981



TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:. . . . . .         2.1
 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 01-01-06. . . . . . . . .             365,000      369,008

Maturity of 1 - 5 years: . . . . . . . .        12.0
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07 . . . . .             170,000      180,460
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07. . . . .             285,000      290,865
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08 . . . . .             435,000      433,973
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08 . . . . .             475,000      475,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08 . . . . .             140,000      141,400
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09 . . . . .             500,000      537,895

                                                               2,059,593


Maturity of 5 - 10 years:. . . . . . . .         8.6
 Baltimore, MD Taxable
   Bonds, 8.400%, due 07-01-11 . . . . .             435,000      435,000
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12. . . . . . . . .             500,000      571,795
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13. . . . . . . . .             250,000      252,500
 Sacramento, CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13 . . . . .             200,000      213,714

                                                               1,473,009


See  notes  to  financial  statements.

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PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2005
(UNAUDITED)




                                           PERCENT
                                           OF NET      PRINCIPAL   MARKET
SECURITY                                   ASSETS       AMOUNT     VALUE
---------------------------------------  -----------  -----------  ------

Maturity of 10 - 20 years:. . . . . . .         6.0%
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16 . . . . . . .         .  $  750,000   $   791,730
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17 . . . . . . . .             225,000       245,700

                                                               1,037,430


Maturity of 20 - 30 years:. . . . . . .         3.1
 Broward Cnty., FL Professional Sports
   Fac., 8.110%, due 09-01-28 . . . . .             500,000       529,535



TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $5,394,219). . . .          31.8             5,468,575



TOTAL U.S. GOVERNMENT AND
 AGENCY STEP-UP, U.S. CORPORATE
       AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $16,438,844) . . . . . . . . . .        95.8            16,473,570



SHORT-TERM OBLIGATIONS: . . . . . . . .         2.4
 First American Treasury Obligations. .                            5,545
 Federated Prime Obligations. . . . . .                          400,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $405,545). . . . . . . . . . . .                          405,545


TOTAL INVESTMENTS
 (Cost $16,844,389) (1) . . . . . . . .        98.2            16,879,115


OTHER ASSETS AND LIABILITIES. . . . . .         1.8               310,592


NET ASSETS. . . . . . . . . . . . . . .       100.0%          $17,189,707


(1) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2005
(UNAUDITED)



ASSETS:
Investments in securities, at market value
 (Cost basis - $16,844,389) (Notes A& D). . . . . . . . . . . .  $16,879,115
Receivables - Interest. . . . . . . . . . . . . . . . . . . . .      242,881
Receivables - Fund shares sold. . . . . . . . . . . . . . . . .       83,221

Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .   17,205,217

LIABILITIES:
Accrued expenses (Note B) . . . . . . . . . . . . . . . . . . .      (15,510)

Total liabilities . . . . . . . . . . . . . . . . . . . . . . .      (15,510)


NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,189,707



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year. . . . . . . . . . . . . . . . . . . . . . .    1,613,311
 Net decrease  (Note C) . . . . . . . . . . . . . . . . . . . .      (42,320)

 End of year. . . . . . . . . . . . . . . . . . . . . . . . . .    1,570,991





NET ASSET VALUE, offering price and redemption price per share.  $     10.94



NET ASSETS CONSIST OF:
 Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .  $17,116,166
 Net unrealized appreciation on investments . . . . . . . . . .       34,726
 Undistributed net investment income. . . . . . . . . . . . . .      350,339
 Accumulated net realized loss on investments . . . . . . . . .     (311,524)

 Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .  $17,189,707


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)




INVESTMENT INCOME - Interest (Note A): . . . . . . . . . . .  $438,910


EXPENSES (Note B):
 Investment advisory fee . . . . . . . . . . . . . . . . . .    43,314
 Management fee. . . . . . . . . . . . . . . . . . . . . . .    51,977

Total expenses . . . . . . . . . . . . . . . . . . . . . . .    95,291


NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .   343,619


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments. . . . . . . . . . . . . .   (25,364)
 Change in unrealized appreciation of investments. . . . . .    12,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . .   (12,633)


NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .  $330,986





See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND
------------------------

STATEMENTS  OF  CHANGES  IN  NET  ASSETS





                                                        For The Six Months        For the Year
                                                             Ended                       Ended
                                                          June 30, 2005      December 31, 2004
                                                           (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . .  $          343,619   $   671,704
 Net realized loss on investments. . . . . . . . . . . . .             (25,364)      (35,487)
 Change in unrealized appreciation of investments. . . . .              12,731      (159,644)

Net increase in net assets from operations . . . . . . . .             330,986       476,573

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . . . . . . . . .                   0      (672,490)

Net decrease in assets from distributions to shareholders.                   0      (672,490)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C) . . . . . . . . . . .             (468,866)     (557,361)

Total decrease in net assets . . . . . . . . . . . . . . .             (137,880)     (753,278)

NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . . . . .           17,327,587    18,080,865

 End of year . . . . . . . . . . . . . . . . . . . . . . .  $        17,189,707   $17,327,587




UNDISTRIBUTED NET INVESTMENT INCOME. . . . . . . . . . . .  $           350,339   $     6,720


See  notes  to  financial  statements.

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PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $286,160, of which $152,270 can be carried forward through 2008,
$98,440  through  2011,  and  $35,450          through  2012.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $43,314 for the six months ended June 30, 2005.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)



B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)
The Agreement was renewed by the Board at a meeting held on February 17, 2005. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees began by reviewing a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is important in reviewing Fund performance and advisory fees.

The Trustees then compared the Fund's average total returns to those of other accounts managed by the Adviser and several broad-based indices. The Trustees noted that while the Fund under-performed the indices, unlike mutual funds that have a specific investment style, the Fund does not have a pre-defined peer group. The Adviser explained that because it often is the sole investment adviser for a client/shareholder and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. The Fund is designed to meet the client/shareholder need for positive investment returns that exceed returns available from money market funds as opposed to outperforming a static benchmark. Consequently, positive returns are more important to the Fund's shareholders than performance against a benchmark. The Trustees concluded that they were satisfied with the performance of the Fund considering the relationship between the Adviser and the Fund's shareholders, and considering the relative results compared with indices, believing the return was in keeping with the Fund's investment objective.

Next, the Trustees reviewed the Adviser's personnel and operations. The Trustees noted the retirement of the senior partner of the Adviser who also had served as President of the Fund. The Adviser explained that the retirement had been anticipated and a transition strategy had been implemented in 2002. The Trustees also noted that a partner of the Adviser who had served as Secretary of the Fund since its inception has been elected President of the Fund. The Trustees also reviewed an organizational chart of all professional personnel performing services for the Fund and a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the change in personnel at the Adviser would not materially impact advisory services provided to the Fund, the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2004, and income statement for the year ended December 31, 2004, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees reviewed the certification from the

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)



B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Continued)

Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objectives and strategy of the Fund.

The Trustees also considered the cost to the Adviser of providing the services and the profits to be realized by the Adviser. In reviewing the Adviser's profitability, the Trustees considered the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of similar investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After a lengthy discussion of the allocation of overhead expenses to the Adviser, the Trustees concluded that the allocation of expenses was reasonable, and that profitability of the Adviser was below the average of other investment advisers.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Funds under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The Adviser informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders generally exceeded the "average service" provided by advisers to other mutual funds. The Adviser stated that it provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes Fund managers available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. Fund shareholders are not typically provided these services; thus, the Fund's adviser fee of 0.5% may be higher than other funds' adviser fees. The Adviser also compared the Funds to other accounts managed by the Adviser. The Adviser stated that on a marginal cost basis, the expense associated with the investment and reporting functions relating to shareholder accounts is lower than for its individually managed accounts. Based on the information presented, the Trustees concluded that they were satisfied that the Adviser's fee schedule was reasonable and that the Fund's expense ratio of 1.10% was lower than the 1.28% average expense ratio of the other funds of similar size and objective.

Finally, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale would be appropriate. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. The Trustees also considered the service management agreement between the Fund and PC&J Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that PC&J Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.


PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)



B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT  (Concluded)

Following the Adviser's presentation, the "disinterested" Trustees met separately with legal counsel to discuss the Agreement and the nature and quality of the services provided by the Adviser. Based upon the information provided, the Board concluded that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. The Fund has a management agreement with PC&J Service Corp. (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $3,500 for the six months ended June 30, 2005.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $51,977 for the six months ended June 30, 2005.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.                                                          CAPITAL SHARE TRANSACTIONS
                                                    For the Six Months Ended    For the Year Ended
                                                         June 30, 2005          December 31, 2004
                                                         (Unaudited)
                                                 --------------------------
                                 Shares                      Dollars               Shares     Dollars
                                 --------------------------  --------------------  ---------  ------------
  Subscriptions . . . . . . . .                    119,142   $         1,285,164    158,814   $ 1,746,891
  Reinvestment of distributions                          0                     0     62,674       672,490
                                                   119,142             1,285,164    221,488     2,419,381
                                 --------------------------  --------------------  ---------  ------------
  Redemptions . . . . . . . . .                   (161,462)           (1,754,030)  (270,489)   (2,976,742)

  Net decrease. . . . . . . . .                    (42,320)  $          (468,866)   (49,001)  $  (557,361)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2005, aggregated $1,278,570 and $345,000, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2005, aggregated $1,693,000 and $500,000, respectively.
At June 30, 2005, gross unrealized appreciation on investments was $127,926 and gross unrealized depreciation on investments was $93,200 for a net unrealized
appreciation  of  $34,726  for                                   financial
reporting  and  federal  income  tax  purposes.

PC&J  PRESERVATION  FUND
------------------------

NOTES  TO  FINANCIAL  STATEMENTS  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid




For the Year Ended December 31, 2004                    For the Year Ended December 31, 2003
-------------------------------------  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  -------------  -------------------   ---------------   -------------   ----------------

672,490. . . . .  $            0  $           672,490  $        750,354  $            0  $           750,354






Tax Basis of Distributable Earnings
      As of December 31, 2004

   Undistributed Ordinary Income      Undistributed Capital Gains.  Unrealized Appreciation
                                      ----------------------------  ------------------------
$                           6,720                              0 .  $                 21,995
------------------------------------  ----------------------------  ------------------------

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL  INFORMATION
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period for the six months ended June 30, 2005.
                                 Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                           Beginning Account Value   Ending Account Value   Expenses Paid
                               January 1, 2005           June 30, 2005      During Period*

Actual                      $          1,000.00 . ..  $        1,018.62     $          5.46

Hypothetical (5% return .  $           1,000.00       $        1,019.46     $          5.46
before expenses). . . . .

* Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL  INFORMATION  (Concluded)
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2005
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS







TYPE OF SECURITY                                % OF NET ASSETS
----------------------------------------------  ----------------
U.S. Government and Agency Step-Up Obligations             53.3%
----------------------------------------------  ----------------
U.S. Corporate Obligations . . . . . . . . . .             10.7
Taxable Municipal Obligations. . . . . . . . .             31.8
Short-Term Obligations . . . . . . . . . . . .              2.4
Other Assets and Liabilities . . . . . . . . .              1.8
Total. . . . . . . . . . . . . . . . . . . . .            100.0%
                                                ----------------


PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                        Trustee since
Year of Birth: 1931      Trustee                      2003           2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                                 None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003             2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                     None
--------------------------------------------------  -----------------------------------

PC&J  PRESERVATION  FUND
------------------------

FUND  TRUSTEES  DISCLOSURE  (Concluded)




The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street      Treasurer,             Treasurer and
Dayton, Ohio 45402         Chief Compliance       Trustee since
Year of Birth: 1955        Officer and Trustee    1985; Chief                    2
                                                  Compliance
                                                  Officer since
                                                  2004
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President of Adviser since 1998; Treasurer since
September 1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street   President,            Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee               1985; elected         2
                                              President 2005
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2005 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.


ITEM  2.  CODE  OF  ETHICS.   Not  Applicable

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  Applicable

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  Applicable

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM  9.  SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM  10.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J  Preservation  Fund
------------------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     July  25,  2005
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James  M.  Johnson,  President

Date     July  25,  2005
         ---------------

By
/s/
---
     Kathleen  Carlson,  Treasurer

Date     July  25,  2005
         ---------------